Lessee disclosures - Schedule of lessee disclosures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases [Abstract]
At 1 January	£ 872	£ 1,055
Exchange and other adjustments	(1)	2
Additions	83	128
Disposals	(13)	(115)
Depreciation charge for the year	(182)	(198)
At 31 December	£ 759	£ 872